Goodwill and Intangible Assets (Schedule Of Other Intangible Asset Balances For Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets subject to amortization
Gross	2,274	2,249	$ 2,236
Accumulated Amortization	(568)	(528)	(478)
Net	1,706	1,721	1,758
Customer Relationships [Member]
Intangible assets subject to amortization
Gross	532	512	504
Accumulated Amortization	(479)	(447)	(407)
Net	53	65	97
Customer Relationships [Member] | Minimum [Member]
Intangible assets
Estimated Remaining Useful Lives	3 years	3 years
Customer Relationships [Member] | Maximum [Member]
Intangible assets
Estimated Remaining Useful Lives	10 years	10 years
Franchise Agreements [Member]
Intangible assets subject to amortization
Gross	88	88	88
Accumulated Amortization	(58)	(54)	(49)
Net	30	34	39
Franchise Agreements [Member] | Minimum [Member]
Intangible assets
Estimated Remaining Useful Lives	20 years	20 years
Franchise Agreements [Member] | Maximum [Member]
Intangible assets
Estimated Remaining Useful Lives	25 years	25 years
Other [Member]
Intangible assets subject to amortization
Gross	46	41	36
Accumulated Amortization	(31)	(27)	(22)
Net	15	14	14
Other [Member] | Minimum [Member]
Intangible assets
Estimated Remaining Useful Lives	4 years	4 years
Other [Member] | Maximum [Member]
Intangible assets
Estimated Remaining Useful Lives	30 years	30 years
Trade Names [Member]
Intangible assets not subject to amortization
Gross and Net	1,608	1,608	1,608
Intangible assets subject to amortization
Gross		1,608	1,608
Net		1,608	$ 1,608